Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	10
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$162,500,536.84	0.7719740	$148,106,830.13	0.7035954	$14,393,706.70
Class A-2-B Notes	$107,690,379.52	0.7719740	$98,151,557.26	0.7035954	$9,538,822.26
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$665,970,916.36	0.6975124	$642,038,387.40	0.6724464	$23,932,528.96

Weighted Avg. Coupon (WAC)	3.24%		3.23%
Weighted Avg. Remaining Maturity (WARM)	48.47		47.56
Pool Receivables Balance	$728,884,605.90		$703,716,833.30
Remaining Number of Receivables	45,136		44,433

Adjusted Pool Balance	$699,266,011.85		$675,333,482.89

III. COLLECTIONS

Principal:
Principal Collections	$24,396,104.98
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$645,726.94
Total Principal Collections	$25,041,831.92

Interest:
Interest Collections	$1,922,295.08
Late Fees & Other Charges	$39,830.72
Interest on Repurchase Principal	$-
Total Interest Collections	$1,962,125.80

Collection Account Interest	$31,039.36
Reserve Account Interest	$3,058.08
Servicer Advances	$-

Total Collections	$27,038,055.16

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	10
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$27,038,055.16
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,038,055.16

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$607,403.84	$-	$607,403.84	607,403.84
	Collection Account Interest					$31,039.36
	Late Fees & Other Charges					$39,830.72
Total due to Servicer						$678,273.92

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$212,604.87		$212,604.87
	Class A-2-B Notes		$187,201.81		$187,201.81
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$925,939.01		$925,939.01	925,939.01

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$25,341,359.07

7.	Regular Principal Distribution Amount:					23,932,528.96

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$14,393,706.70
	Class A-2-B Notes				$9,538,822.26
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$23,932,528.96		$23,932,528.96
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$23,932,528.96		$23,932,528.96

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,408,830.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,618,594.05
Beginning Period Amount	$29,618,594.05
Current Period Amortization	$1,235,243.64
Ending Period Required Amount	$28,383,350.41
Ending Period Amount	$28,383,350.41
Next Distribution Date Required Amount	$27,174,337.37

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	10
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.76%	4.93%	4.93%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.14%	44,053	99.00%	$696,711,025.07
30 - 60 Days	0.69%	307	0.79%	$5,579,119.84
61 - 90 Days	0.14%	61	0.17%	$1,198,329.15
91-120 Days	0.03%	12	0.03%	$228,359.24
121 + Days	0.00%	0	0.00%	$-
Total		44,433		$703,716,833.30

Delinquent Receivables 30+ Days Past Due
Current Period	0.86%	380	1.00%	$7,005,808.23
1st Preceding Collection Period	0.72%	323	0.83%	$6,058,533.04
2nd Preceding Collection Period	0.72%	329	0.81%	$6,128,966.77
3rd Preceding Collection Period	0.70%	324	0.79%	$6,190,779.00
Four-Month Average	0.75%		0.86%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.20%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		29		$514,679.70
Repossession Inventory		56		$465,005.12

Current Charge-Offs
Gross Principal of Charge-Offs				$771,667.62
Recoveries				$(645,726.94)
Net Loss				$125,940.68

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.21%

Average Pool Balance for Current Period				$716,300,719.60

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.21%
1st Preceding Collection Period				0.70%
2nd Preceding Collection Period				0.18%
3rd Preceding Collection Period				0.84%
Four-Month Average				0.48%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		63	676	$8,677,100.60
Recoveries		72	518	$(4,117,001.43)
Net Loss				$4,560,099.17
Cumulative Net Loss as a % of Initial Pool Balance				0.45%

Net Loss for Receivables that have experienced a Net Loss *		41	498	$4,568,695.29
Average Net Loss for Receivables that have experienced a Net Loss				$9,174.09

Principal Balance of Extensions				$1,925,325.49
Number of Extensions				96

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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